Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,868,239	$ 713,598
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Accounts receivable denominated in RMB	193,381	135,251
Current liabilities denominated in RMB	328,106	227,029
Percentage of consolidated net assets that restricted net assets did not exceed	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	1,844,500	694,000
Maximum term of original maturity of time deposits	12 months
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	377,700	310,000
Percentage of benchmark derived from specified source	20.20%	43.40%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	99.00%	99.00%
Accounts receivable denominated in RMB	191,100	133,400
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	74.00%	80.00%
Current liabilities denominated in RMB	$ 241,300	$ 181,000
Advertising segment | Customer concentration risk | Consolidated net revenues benchmark | Customer
Concentration of Risk
Number of customers accounted for more than 10%	1	0	0
Advertising segment | Customer concentration risk | Consolidated net accounts receivables benchmark | Customer
Concentration of Risk
Number of customers accounted for more than 10%	1	0
MVAS segment | Customer concentration risk | Consolidated net revenues benchmark | China Mobile and its provincial and local subsidiaries
Concentration of Risk
Percentage of benchmark derived from specified source	8.00%	11.00%	14.00%
MVAS segment | SMS product line concentration risk | Consolidated net revenues benchmark
Concentration of Risk
Percentage of benchmark derived from specified source	2.00%	5.00%	7.00%